U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of Issuer:

         Merrill Lynch U.S. High Yield Fund, Inc.
         P.O. Box 9011
         Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box
         but do not list series or classes):   [X]


3.       Investment Company Act File Number:         811-08699

         Securities Act File Number:                          333-47971


4(a.)    Last day of fiscal year for which this Form is filed:

                           March 31, 2003

4(b.)    [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c.)    [  ] Check box if this is the last time the issuer will be filing this Form.


5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to
                  section 24(f):                                 $168,672,680

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:         $198,453,366

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to the
                  Commission:                                    $0

         (iv)     Total available redemption credits [add
                  items 5(ii) and 5(iii)]:                       $198,453,366

         (v)      Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item (i)]:                                     $0

         (vi)     Redemption credits available for use in
                  future years - Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]                                     $29,780,686
         (vii)    Multiplier for determining registration
                  fee  (See instruction C.9):                    x .000809


         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee
                  is due):                                       = $0

6.       Prepaid Shares

         If the response to Item 5(i) was determined
         by deducting an amount of securities that
         were registered under the Securities Act of
         1933 pursuant to rule 24e-2 as in effect before
         October 11, 1997 then report the amount of
         securities (number of shares or other units)
         deducted here:  0
         If there is a number of shares or other units
         that were registered pursuant to rule 24e-2
         remaining unsold at the end of the fiscal year
         for which this form is filed that are available
         for use by the issuer, in future fiscal years,
         then state that number here:  0


7.       Interest due -- if this Form is being filed
         more than 90 days after the end of the issuer's
         fiscal year (see instruction D):                     +  $0


8.       Total of the amount of the registration fee due
         plus any interest due [line 5(viii) plus line 7]:
                                                              =  $0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

                           Method of Delivery:

                           [    ]  Wire Transfer

                           [    ]  Mail or other means

                                            SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By  (Signature and Title)


                       David Clayton
             /s/  David Clayton, Secretary


Date:             June 18, 2003